August 2002

Report to Fellow Shareholders:

For the first half of the calendar year, Nicholas Income Fund produced a negative total return of 2.50%. During this same time period, the Lehman Brothers U.S. Corporate Intermediate High Yield Bond Index was down 4.83%.

Returns for Nicholas Income Fund, Inc. and selected indices are provided in the chart below for the periods ended June 30, 2002.

                                                                                                        Average Annual Total Return*

	1 Year	5 Year	10 Year	15 Year
Nicholas Income Fund, Inc.	0.55%	0.01%	5.02%	6.07%
Lehman Brothers U.S. Corporate Intermediate High Yield Bond Index	(4.13)%	0.42%	5.63%	7.20%
Morningstar High Yield Bond Funds Objective	(3.48)%	(0.46)%	4.96%	6.08%
Consumer Price Index	1.07%	2.32%	2.52%	3.11%
Ending value of $10,000 invested in Nicholas Income Fund, Inc. (Distributions Reinvested)	$10,055	$10,005	$16,325	$24,188

As of June 30, 2002, the Fund’s portfolio held 32 bond issues and 4 convertible bonds. The cash position was 9.37%.

At June 30, 2002, the Fund’s 30-day annualized yield was 11.83%. For investors with higher risk tolerance, this yield is appealing. In addition, investors should be aware that high yield bond funds are often influenced by stock market trends. Finally, it is management’s opinion that economic conditions are improving, albeit slowly.

Thank you for your continued investment in the Nicholas Income Fund.

Sincerely,

Albert O. Nicholas        David O. Nicholas

Co-Portfolio Manager Co-Portfolio Manager

* Total returns are historical and include change in share price and reinvestment of dividend and capital gain distributions. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Past performance is no guarantee of future results. Principal value, return and yield will fluctuate so an investment, when redeemed, may be worth more or less than original cost.

Financial Highlights
(For a share outstanding throughout each period)
------------------------------------------------------------------------------------------------------------
                                              Six Months             Year ended December 31,
                                            Ended 06/30/02   ---------------------------------------
                                             (unaudited)     2001     2000     1999     1998    1997
                                            --------------   ----     ----     ----     ----    ----
NET ASSET VALUE, BEGINNING OF PERIOD      $2.36        $2.40    $3.06    $3.39    $3.69   $3.53
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                           .12          .24      .31      .33      .32     .30
  Net gain (loss) on securities
   (realized and unrealized)                     (.17)        (.04)    (.66)    (.33)    (.30)    .15
                                                -----        -----    -----    -----    -----   -----
     Total from investment operations            (.05)         .20     (.35)      --      .02     .45
                                                -----        -----    -----    -----    -----   -----
  LESS DISTRIBUTIONS
  From net investment income                     (.06)       (.24)     (.31)    (.33)    (.32)   (.29)
                                                -----        -----    -----    -----    -----   -----
NET ASSET VALUE, END OF PERIOD                  $2.25        $2.36    $2.40    $3.06    $3.39   $3.69
                                                -----        -----    -----    -----    -----   -----
                                                -----        -----    -----    -----    -----   -----
TOTAL RETURN                              (2.50)%*      8.76% (12.13)%  (0.07)%    0.47%  13.13%
SUPPLEMENTAL DATA:
Net assets, end of period (millions)           $111.3       $118.7   $125.5   $202.8   $239.4  $254.2
Ratio of expenses to average net assets          .56%**       .61%     .57%     .50%     .48%    .50%
Ratio of net investment income
  to average net assets                         9.44%**      9.56%   10.43%    9.81%    8.69%   8.29%
Portfolio turnover rate                        45.74%**     69.84%   18.57%    47.2%    49.3%   32.2%

  * Not Annualized.
 ** Annualized.
        The accompanying notes to financial statements are an integral part of these statements.
-------------------------------------------------------------------------------
TOP TEN ISSUERS
June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
                                       Percentage of
Name                                         Net Assets
----                                        ------------
United Rentals (North America), Inc. ........   7.15%
KinderCare Learning Centers, Inc. ...........   5.34%
Stater Bros. Holdings Inc. ..................   4.63%
Fisher Scientific International Inc. ........   4.59%
Perkins Family Restaurants, L.P. ............   4.49%
American Greetings Corporation .............    3.93%
Tenneco Automotive Inc. .....................   3.75%
Nuevo Energy Company ........................   3.62%
Lyondell Chemical Company ...................   3.34%
Res-Care, Inc. ..............................   3.32%
                                               ------
Total of top ten ............................  44.16%
                                               ------
                                               ------
Schedule of Investments
June 30, 2002
==========================================================================
                                                              Quoted
 Shares or                                                    Market
 Principal                                                    Value
  Amount                                                     (Note A)
----------                                                 ------------
NON-CONVERTIBLE BONDS -- 80.38%
               Basic Materials -- 4.82%
  $2,000,000   Buckeye Technologies Inc.
                8.00%, 10/15/10 ........................   $  1,640,000
   4,000,000   Lyondell Chemical Company
                9.50%, 12/15/08 ........................      3,720,000
                                                           ------------
                                                              5,360,000
                                                           ------------
               Capital Goods -- 3.75%
   5,000,000   Tenneco Automotive Inc.
                11.625%, 10/15/09 ......................      4,175,000
                                                           ------------
               Communication Services -- 2.73%
   1,000,000   Adelphia Communications Corporation *
                9.875%, 03/01/07 .......................        400,000
   1,500,000   Charter Communications Holdings, LLC
                8.25%, 04/01/07 ........................      1,005,000
   1,500,000   Charter Communications Holdings, LLC
                8.625%, 04/01/09 .......................      1,005,000
   1,000,000   Crown Castle International Corp.
                9.375%, 08/01/11 .......................        630,000
                                                           ------------
                                                              3,040,000
                                                           ------------
               Consumer Cyclicals - Retail -- 4.85%
   3,000,000   Dillard Department Stores, Inc.
                7.375%, 06/01/06 .......................      2,956,308
   1,500,000   Pep Boys - Manny, Moe & Jack (The)
                6.65%, 03/03/04 ........................      1,443,750
   1,000,000   United Auto Group, Inc.
                144A restricted, 9.625%, 03/15/12 ......      1,005,000
                                                           ------------
                                                              5,405,058
                                                           ------------
               Consumer Cyclicals - Services -- 12.49%
   6,000,000   KinderCare Learning Centers, Inc.
                9.50%, 02/15/09 ........................      5,940,000
   8,000,000   United Rentals (North America), Inc.
                9.00%, 04/01/09 ........................      7,960,000
                                                           ------------
                                                             13,900,000
                                                           ------------
               Consumer Discretionary - Retail -- 3.28%
   4,000,000   Gap, Inc. (The)
                6.90%, 09/15/07 ........................      3,650,876
                                                           ------------
               Consumer Staples -
                Drug, Retail, Food & Beverage -- 13.76%
   1,000,000   Fleming Companies, Inc.
                10.625%, 07/31/07 ......................        980,000
   2,000,000   Great Atlantic & Pacific Tea
                Company, Inc. (The)
                7.75%, 04/15/07 ........................      1,840,000
   2,500,000   Land O' Lakes, Inc.
                8.75%, 11/15/11 ........................      2,350,000
   5,000,000   Perkins Family Restaurants, L.P.
                10.125%, 12/15/07 ......................      5,000,000
   5,000,000   Stater Bros. Holdings Inc.
                10.75%, 08/15/06 .......................      5,150,000
                                                           ------------
                                                             15,320,000
                                                           ------------
               Consumer Staples -
                Media & Entertainment -- 2.42%
   6,000,000   Key3Media Group, Inc. **
                11.25%, 06/15/11 .......................      2,700,000
                                                           ------------

               Consumer Staples - Products -- 4.85%
   4,000,000   American Greetings Corporation
                11.75%, 07/15/08 .......................      4,380,000
   1,000,000   Georgia Pacific Corporation
                9.50%, 12/01/11 ........................      1,017,839
                                                           ------------
                                                              5,397,839
                                                           ------------
               Energy -- 6.44%
   3,000,000   Grant Prideco, Inc.
                9.625%, 12/01/07 .......................      3,135,000
   4,000,000   Nuevo Energy Company
                9.50%, 06/01/08 ........................      4,030,000
                                                           ------------
                                                              7,165,000
                                                           ------------
               Financial - Banks & Diversified
                Financials -- 0.64%
     750,000   Dana Credit Corporation
                144A restricted, 8.375%, 08/15/07 ......        710,625
                                                           ------------

               Financial - Insurance -- 2.51%
   4,000,000   Conseco, Inc. **
                8.75%, 02/09/04 ........................      1,840,000
   1,000,000   Conseco, Inc. **
                8.50%, 10/15/02 ........................        960,000
                                                           ------------
                                                              2,800,000
                                                           ------------
               Health Care - Services -- 7.92%
   5,000,000   Fisher Scientific International Inc.
                9.00%, 02/01/08 ........................      5,112,500
   4,000,000   Res-Care, Inc.
                10.625%, 11/15/08 ......................      3,700,000
                                                           ------------
                                                              8,812,500
                                                           ------------
               Technology - Communication
                Equipment -- 1.89%
   3,000,000   Amkor Technology, Inc.
                10.50%, 05/01/09 .......................      2,100,000
                                                           ------------
               Technology - Hardware -- 3.27%
   4,000,000   Solectron Corporation
                9.625%, 02/15/09 .......................      3,640,000
                                                           ------------
               Telecommunications -- 4.76%
   4,500,000   Lucent Technologies Inc.
                7.25%, 07/15/06 ........................      3,060,000
   4,000,000   Qwest Capital Funding, Inc.
                7.25%, 02/15/11 ........................      2,240,000
                                                           ------------
                                                              5,300,000
                                                           ------------
                   TOTAL NON-CONVERTIBLE BONDS
                    (cost $99,453,172) .................     89,476,898
                                                           ------------
CONVERTIBLE BONDS -- 7.94%
              Communication Equipment -- 2.29%
  5,750,000   Conexant Systems, Inc.
               4.00%, 02/01/07 .........................      2,551,563
                                                           ------------
              Communication Services - 0.12%
  1,500,000   Adelphia Communications Corporation *
               6.00%, 02/15/06 .........................        127,500
                                                           ------------
              Consumer Discretionary -
               Automobiles & Components -- 2.89%
  4,000,000   Standard Motor Products, Inc.
               6.75%, 07/15/09 .........................      3,220,000
                                                           ------------
              Health Care - Services -- 2.64%
  3,000,000   Total Renal Care Holdings, Inc.
               7.00%, 05/15/09 .........................      2,940,000
                                                           ------------
                   TOTAL CONVERTIBLE BONDS
                    (cost $10,780,381) .................      8,839,063
                                                           ------------
SHORT-TERM INVESTMENTS -- 9.37%
              Commercial Paper -- 6.96%
  2,000,000   General Mills, Inc.
               1.95%, due July 2, 2002 .................      1,999,892
  1,000,000   Marcus Corporation
               2.10%, due July 8, 2002 .................        999,592
  1,500,000   General Mills, Inc.
               1.98%, due July 12, 2002 ................      1,499,092
  1,000,000   General Motors Acceptance Corporation
               1.94%, due July 16, 2002 ................        999,192
  2,250,000   Fiserv, Inc.
               2.10%, due July 19, 2002 ................      2,247,637
                                                           ------------
                                                              7,745,405
                                                           ------------
              Variable Rate Demand Note -- 2.41%
  2,682,428   Firstar Bank U.S.A., N.A.
               1.59%, due July 1, 2002 .................      2,682,428
                                                           ------------
                   TOTAL SHORT-TERM
                    INVESTMENTS
                    (cost $10,427,833) .................     10,427,833
                                                           ------------
                   TOTAL INVESTMENTS
                    (cost $120,661,386) ................    108,743,794
                                                           ------------
              OTHER ASSETS,
               NET OF LIABILITIES -- 2.31%                    2,568,489
                                                           ------------
                   TOTAL NET ASSETS
                    (Basis of percentages
                    disclosed above) -- 100.00% ........   $111,312,283
                                                           ============
*    This is a non-income producing security.
**   Subsequent to June 30, 2002, this bond was classified as a non-income producing security.
The accompanying notes to financial statements are an integral part of this schedule.
Statement of Assets and Liabilities
June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
ASSETS
     Investments in securities at market value
      (cost $120,661,386) (Note A) ...........................    $ 108,743,794
     Interest and dividends receivable .......................        2,652,390
                                                                  -------------
               Total assets ...................................     111,396,184
                                                                  -------------
LIABILITIES
     Payables -
          Management fee (Note B)                                       38,346
          Other payables and accrued expenses                           45,555
                                                                  ------------
               Total liabilities                                        83,901
                                                                  ------------
               Total net assets                                   $111,312,283
                                                                  ------------
                                                                  ------------
NET ASSETS CONSIST OF:
     Paid in capital                                              $187,830,308
     Net unrealized depreciation on investments (Note C)           (11,917,592)
     Accumulated net realized loss on investments                  (67,709,928)
     Accumulated undistributed net investment income                 3,109,495
                                                                  ------------
                                                                  $111,312,283
                                                                  ------------
                                                                  ------------
NET ASSET VALUE PER SHARE ($.01 par value, 100,000,000 shares authorized), offering price and redemption price
    ($111,312,283 ./. 49,538,231 shares outstanding)                     $2.25
                                                                        ------
                                                                        ------

                The accompanying notes to financial statements
                    are an integral part of this statement.
Statement of Operations
For the six months ended June 30, 2002 (unaudited)
-------------------------------------------------------------------------------
INCOME (Note A)
     Interest                                                       $ 6,123,563
     Dividends                                                           30,466
     Other                                                               37,500
                                                                    -----------
            Total income                                              6,191,529
                                                                    -----------
EXPENSES
     Management fee (Note B)                                            257,356
     Transfer agent fees                                                 43,401
     Legal fees                                                           8,867
     Audit and tax consulting fees                                        8,750
     Registration fees                                                    6,733
     Postage and mailing                                                  5,621
     Printing                                                             5,450
     Directors' fees                                                      4,000
     Custodian fees                                                       3,079
     Other operating expenses                                             2,636
                                                                    -----------
            Total expenses                                              345,893
                                                                    -----------
            Net investment income                                     5,845,636
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS                               (5,199,121)
NET INCREASE IN UNREALIZED DEPRECIATION ON INVESTMENTS         (3,710,919)
                                                                    -----------
            Net realized and unrealized loss on investments         (8,910,040)
                                                                    -----------
            Net decrease in net assets resulting from operations   $(3,064,404)
                                                                    -----------
                                                                    -----------
                The accompanying notes to financial statements
                    are an integral part of this statement.
Statements of Changes in Net Assets
For the six months ended June 30, 2002 (unaudited) and the year ended December 31, 2001
------------------------------------------------------------------------------------------------------------
                                                                         2002                 2001
                                                                          -------------         ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
     Net investment income                                               $  5,845,636           $ 12,128,457
     Net realized loss on investments                                      (5,199,121)           (32,152,002)
     Net increase (decrease) in unrealized appreciation (depreciation)
      on investments                                                       (3,710,919)            30,619,632
                                                                          ------------          ------------
          Net increase (decrease) in net assets resulting
           from operations                                                 (3,064,404)            10,596,087
                                                                         ------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS
     Distribution from net investment income                               (2,920,538)           (12,027,613)
                                                                         ------------           ------------
CAPITAL SHARE TRANSACTIONS
     Proceeds from shares issued (12,055,979 and 16,765,301 shares,
       respectively)                                                       29,096,200             41,431,234
     Reinvestment of distributions
       (955,696 and 3,855,730 shares, respectively)
     Cost of shares redeemed (13,694,145 and 22,645,812 shares,             2,322,341              9,175,496
       respectively)                                                      (32,836,455)           (55,939,904)
                                                                        -------------           ------------
            Net decrease in net assets derived from
            capital share transactions                                     (1,417,914)            (5,333,174)
                                                                         ------------           ------------
          Total decrease in net assets                                     (7,402,856)            (6,764,700)
                                                                         ------------           ------------
NET ASSETS
     Beginning of period                                                  118,715,139            125,479,839
                                                                         ------------           ------------
     End of period (including accumulated undistributed net investment
      income of $3,109,495 and $184,397, respectively)                   $111,312,283           $118,715,139
                                                                         ------------           ------------
                                                                         ------------           ------------

          The accompanying notes to financial statements are an integral part of these statements.
Historical Record (unaudited)
------------------------------------------------------------------------------------------------------------
                                        Net Investment
                                   Net           Income         Growth of An
                               Asset Value    Distributions    Initial $10,000
                                Per Share       Per Share        Investment**
                               -----------    --------------   ---------------
November 21, 1977*...........    $5.10          $  ----           $10,000
December 31, 1987............     3.64           0.4660            22,560
December 31, 1988............     3.68           0.3710            25,164
December 31, 1989............     3.44           0.3830            26,155
December 31, 1990............     3.01           0.3970            25,886
December 31, 1991............     3.34           0.3460            31,853
December 31, 1992............     3.38           0.2955            35,143
December 31, 1993............     3.52           0.2890            39,695
December 31, 1994............     3.21           0.3010            39,626
December 31, 1995............     3.42           0.2950            46,029
December 31, 1996............     3.53           0.2960            51,721
December 31, 1997............     3.69           0.2903            58,514
December 31, 1998............     3.39           0.3155            58,788
December 31, 1999............     3.06           0.3312            58,749
December 31, 2000............     2.40           0.3060            51,620
December 31, 2001............     2.36           0.2430            56,144
June 30, 2002................     2.25           0.0550(a)         54,738
    The Fund distributed no capital gains for the time periods listed.

 *  Initial date under Nicholas Company, Inc. management.
**  Assuming reinvestment of distributions.
(a) Paid $0.0550 in net investment income on April 26, 2002 to shareholders of record on April 25, 2002.
Notes to Financial Statements
June 30, 2002 (unaudited)
-----------------------------------------------------------------------------
Note A -- Summary of significant accounting policies:
     Nicholas Income Fund, Inc. (the "Fund") is an open-end diversified investment company registered under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is high current income consistent with the preservation and conservation of capital values.
     Securities valuation -- Market values of most debt securities are based on valuations provided by a pricing service, which determines valuations for normal, institutional-size trading units of securities using market information, transactions for comparable securities and various other relationships between securities which are generally recognized by institutional traders.  Equity securities are generally valued at the last sale price reported by the principal security exchange on which the issue is traded or if no sale is reported, the last bid price is used.  U.S. Treasury
Bills and commercial paper, if any, are stated at amortized cost.  Variable rate demand notes are valued at cost which approximates market value.
Investments for which market quotations are not readily available are valued at their fair value.
     Securities transactions and related investment income -- Securities transactions are generally recorded no later than the first business day after the trade date (date the order to buy or sell is executed).  Gains or losses on sales of investments are calculated on an identified cost basis.
Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Distributions to shareholders are recorded on the ex-dividend date.  Distributions from net investment income are generally declared and paid on a quarterly basis.  Net realized gain on investments, if any, is declared and distributed at least annually.
     Income taxes -- No provision has been made for federal income taxes or excise taxes because it is the policy of the Fund to distribute all net investment income and qualify as a "regulated investment company" under the provisions in the Internal Revenue Code applicable to regulated investment companies.  The Fund is not subject to State of Wisconsin income taxes.
     Use of estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.
Note B -- Management Fees
     The Fund has an investment advisory agreement with Nicholas Company,
Inc. (with whom certain officers and directors of the Fund are affiliated) to serve as investment adviser and manager.  The management fee of Nicholas
Company, Inc. is payable at an annual rate of 1/2 of 1% of the average daily net assets of the Fund up to and including $50,000,000.  On average daily net assets over $50,000,000 up to and including $100,000,000, the management fee is reduced to an annual rate of 4/10 of 1% and on average daily net assets over $100,000,000, the fee is further reduced to an annual rate of 3/10 of
1%.  Nicholas Company, Inc. has agreed to reduce such management fee by any operating expenses (other than management fee) incurred by the Fund in excess of 1/2 of 1% of average daily net assets.
Note C -- Investment portfolio transactions:
     At June 30, 2002, the net unrealized depreciation was as follows (the
Fund's book and federal income tax cost of investment assets were substantially the same):
              Aggregate gross unrealized appreciation for all
               investments in which there was an excess of
               value over tax cost.........................      $  2,054,767

              Aggregate gross unrealized depreciation for all
               investments in which there was an excess of
               tax cost over value.........................       (13,972,359)
                                                                  -----------
                    Net unrealized depreciation............      $(11,917,592)
                                                                  -----------
                                                                  -----------
    As of June 30, 2002, the Fund had approximately $67,710,000 of net capital losses which may be used to offset capital gains in future years.
Capital loss carryovers of approximately $1,505,000 will expire in 2003,
$9,476,000 in 2007, $19,346,000 in 2008, $32,184,000 in 2009 and $5,199,000
in 2010.
    As of June 30, 2002, there was no difference between tax basis and book basis paid in capital.  The tax distributions of $2,920,538 and $12,027,613 paid in 2002 and 2001, respectively, were from ordinary income.
    For the six months ended June 30, 2002, the cost of purchases and the proceeds from sales of investments, other than short-term obligations, aggregated $25,010,500 and $31,111,630, respectively.

DIRECTORS AND OFFICERS
ALBERT O. NICHOLAS, President and Director
JAY H. ROBERTSON, Director
MELVIN L. SCHULTZ, Director
DAVID L. JOHNSON, Executive Vice President
THOMAS J. SAEGER, Executive Vice President and Secretary
JEFFREY T. MAY, Senior Vice President and Treasurer
DAVID O. NICHOLAS, Senior Vice President
CANDACE L. LESAK, Vice President
KATHLEEN A. EVANS, Assistant Vice President
Investment Adviser
NICHOLAS COMPANY, INC.
Milwaukee, Wisconsin
414-272-6133 or 800-227-5987
Transfer Agent
U.S. BANCORP FUND SERVICES, LLC
Milwaukee, Wisconsin
414-276-0535 or 800-544-6547
Custodian
U.S. BANK N.A.
Cincinnati, Ohio
Auditors
DELOITTE & TOUCHE LLP
Chicago, Illinois
Counsel
MICHAEL BEST & FRIEDRICH LLP
Milwaukee, Wisconsin

This  report  is submitted for the information of shareholders  of the  Fund.  It  is not authorized for distribution to  prospective
investors   unless  preceded  or  accompanied  by   an   effective
prospectus.

SEMIANNUAL REPORT
NICHOLAS INCOME FUND, INC.
700 North Water Street
Milwaukee, Wisconsin 53202
www.nicholasfunds.com
June 30, 2002